Capital and Reserves - Disclosure of Information About Stock Option Activity (Details) (Parenthetical) - $ / shares	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Capital And Reserves
Number of options with an exercise price	$ 0.45	$ 0.45	$ 0.45